UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                  Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Global Investment Management Corp.

Address:  175 Water Street
                New York, NY  10038-4965


Form 13F File Number:  28-6486

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa J. Ling
Title:  Assistant Vice President and Compliance Officer
Phone:  (412) 288-6399

Signature, Place, and Date of Signing:
/s/Lisa J. Ling   Pittsburgh, PA          February 14, 2002





Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number  28-5680

Name  Federated Investors, Inc.